Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Merrimack Street Trust
Entity Central Index Key	0001562565
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Fidelity Systematic Municipal Bond Index ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Systematic Municipal Bond Index ETF
Class Name	Fidelity® Systematic Municipal Bond Index ETF
Trading Symbol	FMUN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Systematic Municipal Bond Index ETF for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Systematic Municipal Bond Index ETF	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 171,405,479
Holdings Count | shares	1,156
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$171,405,479
Number of Holdings	1,156
Portfolio Turnover	18%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 36.3 Transportation 16.7 Special Tax 13.2 Health Care 10.6 Water & Sewer 6.7 Electric Utilities 5.9 Education 5.8 Others(Individually Less Than 5%) 4.5 99.7 AAA 9.2 AA 57.0 A 30.1 BBB 3.3 BB 0.0 Not Rated 0.1 Short-Term Investments and Net Other Assets (Liabilities) 0.3 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 9.2 AA - 57.0 A - 30.1 BBB - 3.3 BB - 0.0 Not Rated - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) California 21.6 New York 17.8 Texas 7.0 Illinois 5.0 New Jersey 4.4